UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Unaudited)
September 30, 2006


----------------------------------------------------------------
                                      Face Amount  Value
Description                         ($ Thousands)($ Thousands)
----------------------------------------------------------------

COMMERCIAL PAPER  -- 30.6%

FINANCIAL SERVICES -- 30.6%
  Atlas Capital Funding Corporation (A)
    5.310%, 11/15/06                $ 25,000     $ 25,000
  Concord Minutemen Capital
    Corporation +
    5.410%, 11/13/06                  10,000        9,937
  Crown Point Capital Company
    5.360%, 01/10/07                  15,000       14,778
  Curzon Funding LLC +
    4.920%, 11/03/06                  12,000       11,948
  Dakota Notes
    5.370%, 11/07/06                  20,000       19,891
  Deer Valley Funding LLC
    5.370%, 11/06/06                  20,000       19,894
  Gotham Funding Corporation
    5.302%, 10/12/06                  35,000       34,944
  Grampian Funding LLC +
    5.423%, 12/11/06                  15,000       14,844
  Greyhawk Funding LLC +
    5.379%, 12/08/06                  20,000       19,802
  Lexington Parker Capital
    5.359%, 01/12/07                  15,000       14,774
  New Center Asset Trust
    5.360%, 11/08/06                  10,000        9,944
  Rhineland Funding
    Capital Corporation (A) (B)
    5.460%, 11/07/06                  16,000       15,999
  Silver Tower U.S. Funding
    5.393%, 11/07/06                  25,000       24,863
  Stanfield Victoria Funding LLC +
    5.393%, 12/12/06                  5,000         4,948
  White Pine Finance LLC (A) (B)
    5.353%, 12/01/06                  10,000        9,999
                                                 --------
Total Commercial Paper
  (Cost $251,565) ($ Thousands)                   251,565
                                                 --------

CORPORATE OBLIGATIONS (A) -- 27.4%

BANKS -- 2.4%

  National City Bank
    5.315%, 12/18/06                  20,000       19,997
                                                 --------

FINANCIAL SERVICES -- 18.9%
  Cullinan Finance Corporation
    MTN, Ser 2 (B)
    5.350%, 12/15/06                  20,000       19,999
  Harrier Finance Funding
    LLC MTN (B)
    5.290%, 10/25/06                  30,000       30,000
  Liquid Funding Ltd. (B)
    5.400%, 11/22/06                  25,000       24,998
   Merrill Lynch & Company
    MTN, Ser C
    5.537%, 12/22/06                  20,000       20,007
  Tango Finance Corporation (B)
    5.380%, 12/03/06                  25,000       25,006
  Whistlejacket Capital
    LLC MTN (B)
    5.281%, 10/27/06                  10,000       10,000
  White Pine Finance LLC MTN (B)
    5.445%, 10/25/06                  25,000       24,999
                                                 --------
                                                  155,009
                                                 --------

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                                  Face Amount  Value
Description                      ($ Thousands)($ Thousands)
----------------------------------------------------------------
INSURANCE -- 2.4%
   ASIF Global Finance XXXI (B)
    5.398%, 11/23/06                $ 20,000     $ 20,002
                                                 --------

INVESTMENT BANKERS/BROKER DEALERS  -- 3.7%
  Goldman Sachs Group
    Incorporated
    5.379%, 11/13/06                  20,000       20,000
  Goldman Sachs Group
    Incorporated MTN, Ser 1
    5.510%, 01/09/07                  10,000       10,004
                                                 --------
                                                   30,004

                                                 --------
Total Corporate Obligations
  (Cost $225,012) ($ Thousands)                   225,012
                                                 --------

CERTIFICATES OF DEPOSIT  -- 19.4%

BANKS -- 1.4%
  Wells Fargo Bank NA
    4.790%, 01/18/07                  12,000       12,000
                                                 --------

FINANCIAL SERVICES  -- 18.0%
  Aegis Finance LLC
    5.309%, 10/13/06                  10,000        9,982
  East-Fleet Finance LLC (A) (B)
    5.327%, 01/12/07                  10,000       10,000
  Grampian Funding LLC
    5.366%, 11/13/06                  20,000       19,874
  KKR Atlantic Funding
    5.313%, 10/20/06                  25,000       24,930
  Lexington Parker Capital
    Company LLC (A)
    5.342%, 11/20/06                  15,000       15,000
  Ormond Quay Funding LLC
    5.304%, 10/12/06                  15,000       14,976
  Ormond Quay Funding LLC (A) (B)
    5.275%, 11/18/06                  10,000       10,000
  Rams Funding LLC
    5.322%, 10/18/06                  18,168       18,122
  Thornburg Mortgage Capital
    5.324%, 10/12/06                  25,000       24,959
                                                 --------
                                                  147,843
                                                 --------
Total Certificates of Deposit
  (Cost $159,843) ($ Thousands)                   159,843
                                                 --------

INSURANCE FUNDING AGREEMENT (A) (C) -- 3.7%

INSURANCE -- 3.7%
  MetLife Funding Agreement
    5.443%, 01/15/07                  30,000       30,000
                                                 --------
Total Insurance Funding Agreement
  (Cost $30,000) ($ Thousands)                     30,000
                                                 --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.0%
  Nova Notes
    5.371%, 11/07/06                 25,000        24,864
                                                 --------

Total U.S. Government Agency Obligations
  (Cost $24,864) ($ Thousands)                     24,864
                                                 --------

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Unaudited)
September 30, 2006

----------------------------------------------------------------
                                   Face Amount  Value
Description                        ($ Thousands)($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENT (D) -- 16.1%
Morgan Stanley 5.300%, dated
  09/29/06, to be repurchased on
  10/02/06, repurchase price
  $132,579,530 (collateralized by
  various U.S. Government
  Obligations, ranging in par value
  $9,790,000-$107,925,000,
  5.200%-6.125%, 04/15/07-03/15/12;
  with total market value
  $136,498,223)                      $132,521     132,521
                                                 --------
Total Repurchase Agreement
  (Cost $132,521) ($ Thousands)                   132,521
                                                 --------
Total Investments -- 100.2%
  (Cost $823,805) ($ Thousands)++                $823,805
                                                 ========

NET ASSETS:

   Percentages are based on Net Assets of $822,200 ($ Thousands).
 + The rate reported is the effective yield at the time of purchase.
++ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) Variable rate security. The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2006. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Securities considered illiquid. The total value of such securities as of September 30, 2006 was $30,000 ($ Thousands) representing 3.7% of net assets.
(D) Tri-Party Repurchase Agreement
LLC -- Limited Liability Company
MTN -- Medium Term Note
NA -- National Association
Ser -- Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         SEI Liquid Asset Trust


By (Signature and Title)*                            /s/ Robert A. Nesher
                                                     --------------------
                                                     Robert A. Nesher
                                                     President & CEO

Date: November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                            /s/ Robert A. Nesher
                                                     --------------------
                                                     Robert A. Nesher
                                                     President & CEO

Date: November 22, 2006

By (Signature and Title)*                            /s/ Stephen F. Panner
                                                     ----------------------
                                                     Stephen F. Panner
                                                     Controller & CFO

Date: November 22, 2006

* Print the name and title of each signing officer under his or her signature.